Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Depreciation expense	$ 192,291	$ 225,657	$ 146,310
Impairment loss on property plant and equipment	435,662	$ 33,769
Leasehold Improvements [Member]
Impairment loss on property plant and equipment	368,602
Accumulated impairment	$ 388,758